OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
Other Long-term Liabilities Disclosure [Abstract]
OTHER NON-CURRENT LIABILITIES	OTHER NON-CURRENT LIABILITIES

(in thousands of $)	2020	2019
Deferred tax liability (note 8)	12,757	10,643
Partnership Guarantee (note 25)	5,001	6,504
Deferred credits from finance lease transactions	13,530	14,149
	31,288	31,296

Deferred credits from finance lease transactions

(in thousands of $)	2020	2019
Deferred credits from finance lease transactions	24,691	24,691
Less: Accumulated amortization	(10,536)	(9,917)
	14,155	14,774
Current	625	625
Non-current	13,530	14,149
	14,155	14,774

In connection with the Methane Princess Lease (note 22), we recorded an amount representing the difference between the net cash proceeds received upon sale of the vessel and the present value of the minimum lease payments. The amortization of the deferred credit for the year is offset against depreciation and amortization expense in the consolidated statement of operations. The deferred credits represent the upfront benefits derived from undertaking finance in the form of a UK lease. The deferred credits are amortized over the remaining estimated useful economic life of the Methane Princess on a straight-line basis.